UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.1% (100.0% of Total Investments)

	Alaska – 0.3% (0.2% of Total Investments)
$ 1,370	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/15 at 100.00	Ba1	$ 1,370,000
	Series 2006A, 4.625%, 6/01/23
	Arizona – 2.7% (1.9% of Total Investments)
2,500	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/15 – AGM Insured	No Opt. Call	AA	2,520,550
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,510,611
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	1,099,870
	Company, Series 2010A, 5.250%, 10/01/40
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	8,798,239
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
13,800	Total Arizona			14,929,270
	Arkansas – 0.2% (0.1% of Total Investments)
885	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2 (4)	885,000
	7.375%, 8/01/15 (ETM)
	California – 10.6% (7.1% of Total Investments)
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,585,750
	2013S-4, 5.000%, 4/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	AA–	1,606,918
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	1,714,423
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	10/15 at 100.00	B–	2,618,737
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	919,336
	2013I, 5.000%, 11/01/38
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	AA–	1,555,020
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,725,305
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	514,860
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	10/15 at 100.00	AA–	1,502,400
6,800	0.000%, 2/01/35 – FGIC Insured	10/15 at 36.15	AA–	2,434,196
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,096,550
	Bonds, Series 2007A-1, 5.000%, 6/01/33
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA (4)	4,809,060
	2008B, 5.125%, 8/01/37 (Pre-refunded 8/01/16) – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA–	529,042
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA– (4)	3,024,150
	Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34
	(Pre-refunded 10/01/15) – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	828,170
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,094,000
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,615	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,322,196
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,576,047
	6.750%, 11/01/39
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	1,172,139
	0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,154,180
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA	6,657,271
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured (UB) (5)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	2,568,960
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AA–	3,562,400
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,612,786
	Series 2015, 0.000%, 8/01/43
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA	1,134,773
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	Yuma Community College District, California, General Obligation Bonds, Election 2006 Series	8/17 at 45.45	Aa2	1,246,710
	2007B, 0.000%, 8/01/33 – AMBAC Insured
82,725	Total California			57,565,379
	Colorado – 8.1% (5.4% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,890,550
	Series 2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,252,327
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA–	5,421,450
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,577,070
	Association, Series 2007, 5.250%, 5/15/42
1,975	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,003,420
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	AA–	1,116,077
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	6,908,762
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AA–	4,704,050
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	AA	5,123,850
	5.350%, 12/01/37 – RAAI Insured
5,000	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Series 2012A,	No Opt. Call	AAA	5,371,650
	5.000%, 4/01/17
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,917,000
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,527,738
52,710	Total Colorado			43,813,944
	Connecticut – 0.9% (0.6% of Total Investments)
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	5,167,550
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 2.4% (1.6% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
405	6.250%, 5/15/24	11/15 at 100.00	A1	404,964
5,580	6.500%, 5/15/33	No Opt. Call	Baa1	6,757,771
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa1	5,907,750
10,985	Total District of Columbia			13,070,485
	Florida – 8.2% (5.5% of Total Investments)
3,175	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation,	No Opt. Call	AA–	3,600,006
	Series 2010B, 5.000%, 7/01/40
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	No Opt. Call	Aa3	2,803,400
	Series 2009C, 5.000%, 10/01/34
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	2,532,671
	Subordinate Lien Series 2015B, 5.000%, 10/01/40 (WI/DD, Settling 8/13/15)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,115,050
	Series 2014B, 5.000%, 10/01/37
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B,	10/19 at 100.00	A	4,521,800
	5.500%, 10/01/36
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,512,240
	5.000%, 10/01/28
4,260	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	4,304,474
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,050	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	2,261,232
	5.000%, 7/01/42 – AGM Insured
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	9,842,184
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
3,200	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36	10/16 at 100.00	AA+ (4)	3,371,136
	(Pre-refunded 10/01/16) – BHAC Insured
720	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/16 at 100.00	AA–	743,198
	Refunding Series 2006, 5.000%, 5/01/21 – NPFG Insured
1,965	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/16 at 100.00	AA– (4)	2,034,718
	Refunding Series 2006, 5.000%, 5/01/21 (Pre-refunded 5/01/16) – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA	2,961,300
	South Florida, Tender Option Bond Trust 11151, 18.348%, 2/13/17 (IF)
40,910	Total Florida			44,603,409
	Georgia – 1.6% (1.1% of Total Investments)
3,065	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/31	5/25 at 100.00	AA–	3,557,239
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/16 at 100.00	N/R	2,009,860
	5.000%, 2/01/30 – SYNCORA GTY Insured
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	3,366,960
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
8,065	Total Georgia			8,934,059
	Illinois – 19.8% (13.3% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	BBB	1,240,680
	2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
5,440	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AA–	3,231,578
3,460	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,385,522
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,606,590
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
1,935	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,969,578
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
29,245	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/38 –	No Opt. Call	AA–	8,638,096
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/15 at 100.00	AA	3,881,358
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,712,835
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children–s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,130,460
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,072,020
	5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,084,358
	5.625%, 1/01/37
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,829,765
	5.000%, 3/15/26
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	2,074,861
	5.750%, 11/15/37
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	10,871,099
	5.125%, 5/15/35
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	N/R (4)	4,357,713
	5.500%, 8/01/37 (Pre-refunded 8/01/17)
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	528,200
	Refunding Series 2015C, 5.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C,	2/21 at 100.00	AA–	2,787,025
	5.500%, 8/15/41 (UB) (5)
4,070	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	4,337,765
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,298,400
	Centers, Series 2008A, 5.500%, 8/15/30
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/15 at 100.00	Aa1	2,008,800
	5.950%, 2/20/36
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,534,430
	5.000%, 1/01/38
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	7,099,110
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,389,546
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	5,146,000
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	426,514
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	1,056,344
1,495	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27	4/16 at 100.00	AA–	1,537,757
7,415	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	AA– (4)	7,649,462
	4/01/27 (Pre-refunded 4/01/16)
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,303,980
	6.250%, 10/01/38
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A1 (4)	10,368,700
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)
4,005	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	3,999,593
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
138,110	Total Illinois			107,558,139
	Indiana – 3.6% (2.4% of Total Investments)
2,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (4)	2,098,260
	Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)
4,080	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA–	4,503,055
	Refunding 2015A, 5.000%, 12/01/40
230	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	246,279
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/21 at 100.00	AA–	3,007,208
	Series 2011B, 5.000%, 10/01/41
2,225	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,362,750
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
970	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,016,114
	Indiana, Series 2007, 5.500%, 3/01/37
1,030	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,109,341
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	2,325,392
	NPFG Insured
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2006A,	1/16 at 100.00	AA+ (4)	3,060,630
	5.000%, 1/01/32 (Pre-refunded 1/01/16) – AMBAC Insured
18,510	Total Indiana			19,729,029
	Iowa – 2.0% (1.3% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
2,000	5.000%, 12/01/19	No Opt. Call	BB–	2,117,080
5,645	5.500%, 12/01/22	12/18 at 100.00	BB–	5,980,934
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/15 at 100.00	B+	2,721,924
	5.625%, 6/01/46
10,745	Total Iowa			10,819,938
	Kansas – 0.6% (0.4% of Total Investments)
3,050	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,082,239
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 1.3% (0.9% of Total Investments)
5,510	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	5,953,941
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,067,100
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,510	Total Kentucky			7,021,041
	Louisiana – 2.1% (1.4% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,277,700
	Series 2007A, 5.375%, 5/15/43
5,880	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa1 (4)	6,089,034
	(Pre-refunded 5/01/16) – AGM Insured
10,880	Total Louisiana			11,366,734
	Maine – 0.2% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,137,370
210	6.750%, 7/01/41	7/21 at 100.00	BBB–	238,493
1,210	Total Maine			1,375,863
	Massachusetts – 3.1% (2.1% of Total Investments)
4,555	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2012C, 5.000%, 8/01/15	No Opt. Call	AAA	4,555,000
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	4,909,212
	Senior Lien Series 2010B, 5.000%, 1/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	530,310
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,656
	University Issue, Series 2009A, 5.750%, 7/01/39
3,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	4,070,298
	2013A, 5.000%, 5/15/43
15,415	Total Massachusetts			16,642,476
	Michigan – 6.6% (4.4% of Total Investments)
3,500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	10/15 at 100.00	AA–	3,548,230
	7/01/35 – NPFG Insured
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,660,749
	7/01/36 – BHAC Insured
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BBB+	2,127,868
2,235	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C,	7/18 at 100.00	AA+	2,374,911
	4.750%, 7/01/29 – BHAC Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	2,964,192
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 –
	AGM Insured
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	1,075,900
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
2,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	2,788,750
	5.000%, 12/01/31
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,608,300
	5.000%, 7/01/22
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa2	8,195,362
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 100.00	Aa2	1,534,620
	FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	5,800,900
	Series 2015-I, 5.000%, 4/15/28 (WI/DD, Settling 8/31/15)
34,005	Total Michigan			35,679,782
	Minnesota – 1.5% (1.0% of Total Investments)
7,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2010A, 5.000%, 8/01/15	No Opt. Call	Aa1	7,000,000
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/15 at 100.00	BBB– (4)	1,016,540
	HealthEast Inc., Series 2005, 6.000%, 11/15/25 (Pre-refunded 11/15/15)
8,000	Total Minnesota			8,016,540
	Missouri – 3.4% (2.3% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	989,369
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,	No Opt. Call	AA–	3,144,000
	Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,003,793
	CoxHealth, Series 2013A, 5.000%, 11/15/48
3,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/16 at 100.00	AA– (4)	3,213,410
	Project, Series 2006, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,214,950
19,585	Total Missouri			18,565,522
	Nebraska – 1.5% (1.0% of Total Investments)
1,635	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,639,660
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	6,252,378
	5.000%, 2/01/35 – AMBAC Insured
7,735	Total Nebraska			7,892,038
	Nevada – 5.0% (3.3% of Total Investments)
5,210	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	5,840,254
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	4,604,680
	5.000%, 6/01/32
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	No Opt. Call	AA+	2,062,340
	2011C, 4.000%, 6/01/16
4,000	Nevada State, Unemployment Compensation Fund Special Revenue Bonds, Series 2013,	No Opt. Call	AAA	4,159,640
	5.000%, 6/01/16
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,307,428
	5.000%, 10/01/25 – NPFG Insured
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,889,100
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.894%,	7/17 at 100.00	AA+	3,057,600
	7/01/31 – BHAC Insured (IF) (5)
24,990	Total Nevada			26,921,042
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,527,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.2% (2.8% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,169,930
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	A–	6,223,896
	Care System, Refunding Series 2006B, 0.000%, 7/01/35
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	4,390,400
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	8,329,400
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	1,509,420
	Series 2007-1A, 5.000%, 6/01/41
50,805	Total New Jersey			22,623,046
	New York – 5.1% (3.4% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,349,945
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012	2/21 at 100.00	A	2,190,780
	Series 2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,097,280
3,100	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	3,227,348
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A–	3,245,054
	5.500%, 4/01/24
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	2,912,900
	Series 2012F, 5.000%, 11/15/26
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	249,197
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,057,720
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,308,040
	Center Project, Series 2011, 5.750%, 11/15/51
25,770	Total New York			27,638,264
	North Carolina – 2.5% (1.7% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds,	1/18 at 100.00	AA–	3,144,420
	DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,595,900
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant	11/16 at 100.00	AA+	2,484,345
	Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,118,139
	5.750%, 1/01/39 – AGC Insured
12,275	Total North Carolina			13,342,804
	North Dakota – 0.4% (0.2% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,018,531
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 7.4% (5.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,335	5.375%, 6/01/24	6/17 at 100.00	B–	2,819,542
875	5.125%, 6/01/24	6/17 at 100.00	B–	728,210
2,700	5.875%, 6/01/30	6/17 at 100.00	B–	2,235,303
2,755	5.750%, 6/01/34	6/17 at 100.00	B–	2,199,427
7,995	5.875%, 6/01/47	6/17 at 100.00	B	6,432,057
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	15,717,686
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,068,042
	2011A, 6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	3,887,100
	System Inc., Tender Option Bond Trust 2812, 14.889%, 1/15/46 – AMBAC Insured (IF)
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,013,813
	2013A-1, 5.000%, 2/15/48
45,125	Total Ohio			40,101,180
	Oklahoma – 0.6% (0.4% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,182,940
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,890,656
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
2,675	Total Oklahoma			3,073,596
	Pennsylvania – 4.5% (3.0% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/15 at 100.00	AA	1,010,810
	Refunding Series 2005A, 5.000%, 12/01/21 – RAAI Insured
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	180,851
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,195,305
	12/01/43 – AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,279,413
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	9,414,575
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,943,250
	6/01/33 – AGM Insured
3,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C,	No Opt. Call	A+	3,514,035
	5.000%, 9/01/15
22,550	Total Pennsylvania			24,538,239
	Puerto Rico – 0.4% (0.3% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	CCC–	722,400
	Bonds, Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	CCC–	1,617,353
	8/01/54 – AMBAC Insured
24,690	Total Puerto Rico			2,339,753
	South Carolina – 4.3% (2.9% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,797,075
	5.000%, 2/01/41
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	11,802,525
	0.000%, 1/01/30 – AMBAC Insured
1,965	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System,	No Opt. Call	AA–	2,004,438
	Series 2005B, 5.000%, 1/01/21 – NPFG Insured
4,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	4,285,360
	Improvement Series 2015A, 5.000%, 12/01/55
2,250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2005A, 5.000%,	No Opt. Call	A1	2,268,270
	10/01/15 – AMBAC Insured
32,280	Total South Carolina			23,157,668
	Tennessee – 1.0% (0.6% of Total Investments)
1,595	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	1,735,153
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,520,813
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
4,720	Total Tennessee			5,255,966
	Texas – 25.1% (16.9% of Total Investments)
2,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/15 at 100.00	C	126,600
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	4/20 at 100.00	Baa1	1,153,450
	The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,147,580
	6.000%, 1/01/41
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	4,232,640
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	1,087,740
	0.000%, 8/15/28 (Pre-refunded 8/15/16)
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	9,901,128
	Series 2013B, 5.000%, 4/01/53
1,895	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,868,678
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45 (WI/DD, Settling 8/06/15)
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,243,916
	NPFG Insured
6,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 46.45	AA	1,386,580
	Senior Lien Series 2014A, 0.000%, 11/15/47 – AGM Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	3,631,935
	0.000%, 11/15/31 – NPFG Insured
3,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B,	7/17 at 100.00	AA–	3,211,380
	5.000%, 7/01/25 – NPFG Insured
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	4,117,855
	5.250%, 11/15/30
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AA (4)	5,069,850
	11/15/35 (Pre-refunded 11/15/15) – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	2,242,273
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	2,754,421
8,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	8,260,720
	Bonds, Refunding Series 2015A, 4.000%, 8/15/37
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A1	10,581,390
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured
	(Alternative Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,295,850
	School Building Series 2007, 5.000%, 2/15/32
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	2,359,100
	5.500%, 9/01/41 (UB) (5)
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A2	8,583,750
	Series 2008I, 6.500%, 1/01/43
5,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A3	6,063,970
	5.000%, 1/01/33
6,310	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds,	2/16 at 100.00	Aaa	6,472,419
	Series 2006, 5.000%, 2/15/26 (Pre-refunded 2/15/16)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,885,563
	Texas Health Resources Tender Option Bond Trust 1197, 9.211%, 5/15/39 (IF) (5)
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,086,923
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,261
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
5,910	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,	No Opt. Call	A3	6,728,240
	Series 2012, 5.000%, 12/15/23
4,670	Texas Municipal Power Agency, Refunding Revenue Bonds, Series 1993, 0.000%, 9/01/15 –	No Opt. Call	AA–	4,669,159
	NPFG Insured
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	8/19 at 100.00	AAA	4,564,381
	2015-XF0075, 13.742%, 2/01/30 (IF)
5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, First Tier Series 2006A,	No Opt. Call	AAA	5,144,500
	4.500%, 4/01/16
4,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	4,809,695
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,427,400
	Refunding Series 2015C, 5.000%, 8/15/37
3,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	3,200,130
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
855	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/15 at 100.00	CC	857,206
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27
	(Alternative Minimum Tax)
139,420	Total Texas			136,422,683
	Virginia – 4.3% (2.9% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,559,595
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,000,656
	System Obligated Group, Series 2013, 5.000%, 11/01/30
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	5,854,100
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,750	5.125%, 7/01/49	No Opt. Call	BBB–	2,957,873
7,500	5.000%, 7/01/52	No Opt. Call	BBB–	7,892,550
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,829,212
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,366,835
21,380	Total Virginia			23,460,821
	Washington – 1.7% (1.1% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,230,563
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,368,320
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,575,625
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
8,250	Total Washington			9,174,508
	West Virginia – 0.6% (0.4% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,373,920
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 0.3% (0.2% of Total Investments)
1,500	Wisconsin State, General Obligation Bonds, Series 2006A, 5.000%, 5/01/18 (Pre-refunded	5/16 at 100.00	AA (4)	1,553,445
	5/01/16) – NPFG Insured
$ 916,510	Total Municipal Bonds (cost $756,967,805)			808,611,853

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 44	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 7,929
12	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,567
$ 56	Total Corporate Bonds (cost $4,997)				9,496
	Total Long-Term Investments (cost $756,972,802)				808,621,349
	Floating Rate Obligations – (2.5)%				(13,455,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.3)% (9)				(267,500,000)
	Other Assets Less Liabilities – 2.7%				14,883,431
	Net Assets Applicable to Common Shares – 100%				$ 542,549,780

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$808,611,853	$ —	$808,611,853
Corporate Bonds	—	—	9,496	9,496
Total	$ —	$808,611,853	$9,496	$808,621,349

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $741,727,656.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$60,475,622
Depreciation	(7,036,951)
Net unrealized appreciation (depreciation) of investments	$53,438,671

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015